Subsequent Events Disclosure	Mar. 31, 2023
Notes
Subsequent Events Disclosure

Note 13 - Subsequent Events

1800 Diagonal Lending, LLC

On April 24, 2023, the Company entered into an 8% convertible note in the amount of $70,481 less legal and financing costs of $5,481 for net proceeds of $65,000 with 1800 Diagonal Lending, LLC (“1800 Diagonal”). The principal and accrued interest are payable on or before April 24, 2024. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty-two percent (22%) per annum from the due date thereof until the same is paid. At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price was 65% multiplied by the average three lowest trading price (representing a discount rate of 35%) during the previous 15 trading day trading day period ending on the latest complete trading day prior to the date of this note. During the first 90 to 180 days following the date of these notes, the Company had the right to prepay the principal and accrued but unpaid interest due together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 115% to 120% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

Other than as described above, the above 1800 Diagonal notes contain certain events of default, including failure to timely issue shares upon receipt of a notice of conversion, as well as certain customary events of default, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, liquidation, and failure by the Company to pay the principal and interest due under the Note. Additional events of default shall include, among others: delisting of common stock, failure to comply with the Exchange Act, financial statement restatement, replacement of transfer agent, and cross-default.

In the event that the Company fails to deliver the shares of common stock issuable upon conversion of principal or interest under the above 1800 Diagonal note within three business days of a notice of conversion by 1800 Diagonal, the Company shall incur a penalty of $2,000 per day; provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party, such as the transfer agent.

Upon the occurrence and during the continuation of certain events of default, the above 1800 Diagonal note will become immediately due and payable and the Company will pay 1800 Diagonal in full satisfaction of its obligations in the amount equal to 150% of an amount equal to the then-outstanding principal amount of the above 1800 Diagonal notes, plus any interest accrued upon such event of default or prior events of default (the “Default Amount”). Further, upon the occurrence and during the continuation of any event of default specified in section 3.2 as defined in the 1800 Diagonal note agreements, which relates to the failure to issue shares of the Company’s Common Stock upon the conversion of 1800 Diagonal notes, such above 1800 Diagonal notes shall become immediately due and payable in an amount equal to the Default Amount multiplied by two.

On April 24, 2023, the Company entered into another 13% convertible note in an amount of $75,180 less legal and financing costs of $10,180 for net proceeds of $65,000 with 1800 Diagonal Lending, LLC (the “1800 note”). The principal and accrued interest is payable on or before April 24, 2024. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty-two percent (22%) per annum from the due date thereof until the same is paid. The Company has the right to prepay in full at any time with no prepayment penalty.

The note bears interest at a rate of 13% per annum which is equivalent to $9,773 interest. The principal amount and the interest is due and payable in nine equal monthly payments of $9,550, commencing on June 15, 2023 with eight subsequent payments each month thereafter.

At any time following an event of default under Article III of the 1800 note, it becomes convertible, in whole or in part, into shares of Common Stock at the option of 1800 Diagonal, at any time and from time to time thereafter (subject to the beneficial ownership limitations set forth in Section 5d thereof). The conversion price of the 1800 note is 60% multiplied by the lowest trading price during the 20 trading days prior to the conversion date (representing a 40% discount).

Upon the occurrence and during the continuation of any event of default, the 1800 note shall become immediately due and payable and the borrower shall pay to the holder, in full satisfaction of its obligations hereunder, an amount equal to 150% (“Default Percentage”) times the sum of (w) the then outstanding principal amount of this note plus (x) accrued and unpaid interest on the unpaid principal amount of this note to the date of payment (the “Mandatory Prepayment Date”) plus (y) Default Interest, if any, on the amounts referred to in clauses (w) and/or (x) plus (z) any amounts owed to the holder pursuant to Article IV (the then outstanding principal amount of this note to the date of payment plus the amounts referred to in clauses (x), (y) and (z) shall collectively be known as the “Default Amount”) and all other amounts payable hereunder shall immediately become due and payable, all without demand, presentment or notice, all of which hereby are expressly waived, together with all costs, including, without limitation, legal fees and expenses, of collection, and the holder shall be entitled to exercise all other rights and remedies available at law or in equity. Any failure to deliver shares in conversion following a default shall result in a unilateral increase of the Default Percentage to 200%. If the borrower fails to pay the Default Amount within five (5) business days of written notice that such amount is due and payable, then the Holder shall have the right at any time, to convert the balance owed pursuant to the note including the Default Amount into shares of common stock of the Company.

First Amendment to Advance Agreement

On April 21, 2023, the Company, together with its majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech (collectively the “Borrower”), entered into an Amendment Agreement (the “Amendment”) with Trillium Partners L.P to amend the Advance Agreement dated October 27, 2021 (the “Agreement”). Both parties agreed to amend the Agreement in section 10 of the Agreement including among others, a default interest rate of 22% per annum, conversion right to convert all or any part of the outstanding and unpaid amounts of the promissory notes, and variable conversion price of 50% of the lowest trading price during the 30-trading day period prior to conversion date.

In the event that the Company fails to deliver the shares of common stock issuable upon conversion of principal or interest under of the promissory note within three business days of a notice of conversion, the Company shall incur a penalty of $2,000 per day; provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party, such as the transfer agent.

Common Stock for Debt Conversion

In April 2023, the Company issued 600,000 shares of its common stock at an average contractual conversion price of approximately $0.006 as a result of the conversion of principal of $3,510 underlying certain outstanding convertible notes converted during such period.

In May 2023, the Company issued 630,973 shares of its common stock at an average contractual conversion price of approximately $0.004 as a result of the conversion of accrued interest of $2,524 underlying certain outstanding promissory note converted during such period.